ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2016
CAH and WHT [Member]
Schedule of Breakdown of Assets and Liabilities Attributed to Discontinued Operations
RMB
Current assets	122,280
Property, plant and equipment, net	620,883
Goodwill	292,885
Acquired intangible assets, net	28,929
Prepaid land lease payments	85,061
Indemnification assets, non-current portion	59,518
Loan to a non-controlling shareholder	72,609
Other non-current assets	40,651
Current liabilities	(483,969)
Non-current liabilities	(175,041)
Non-controlling interests	(304,370)

Net assets disposed	359,436

Schedule of Gain Realized on Disposal
RMB
Consideration	397,923
Disposition of net assets	359,436

Gain on disposal of CAH and WHT	38,487

Reconciliation of Net Income from Discontinued Operations
For the year ended December 31 2014
RMB
Major line items constituting pretax profit of discontinued operations:
Revenues	489,787
Cost of revenues	(435,785)
Selling, general and administrative expenses	(20,210)
Interest expense	(11,519)
Interest income	7,161
Other income	3,098
Pretax profit of discontinued operations	32,532

Pretax profit of discontinued operations attributable to noncontrolling interests	10,729
Pretax profit of discontinued operations attributable to ordinary shareholders	21,803
32,532

Pretax gain on the disposal of discontinued operations	38,487
Total pretax gain on discontinued operations	71,019

Income tax expense	(45,543)
Net income from discontinued operations	25,476

Net income (loss) from discontinued operations attributable to noncontrolling interests	(4,291)
Net income from discontinued operations attributable to ordinary shareholders	29,767
25,476

Summary of Cash Flows from Discontinued Operations
For the year ended December 31 2014
RMB
Net cash generated from operating activities	61,372
Net cash used in investing activities	(43,420)
Net cash generated from financing activities	10,627
Net increase in cash	28,579
Cash at beginning of the year	8,748
Cash at end of the year	37,327

JWYK [Member]
Schedule of Breakdown of Assets and Liabilities Attributed to Discontinued Operations
RMB
Current assets	5,335
Property, plant and equipment, net	2,470
Current liabilities	(2,026)
Net assets disposed	5,779

Schedule of Gain Realized on Disposal
RMB
Consideration (20% of Allcure Information)	22,160
Disposition of net assets	5,779
Gain on disposal of JWYK	16,381

CHS [Member]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed
RMB
Purchase consideration	253,499
Current assets	9,578
Property and equipment, net	260,321
Intangible assets	3,094
Current liabilities	(8,528)
Deferred tax assets	2,452
Deferred tax liabilities	(588)
Gain on bargain purchase	(12,830)

Schedule of pro forma results
	Unaudited Supplemental Pro Forma
	For the year ended December 31
	2014	2015
	RMB	RMB
Net revenues	643,764	625,479
Net income	25,119	165,626

Schedule of actual results from acquisition date
For the Years Ended December 31,2015
RMB
Net revenues	18,739
Net loss	(39,628)